LOANS, NET, Composition of Gross Credit Balance (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
LOANS, NET [Abstract]
Direct loans, Note 7(a)		S/ 144,319,245	S/ 143,483,254
Indirect loans, Note 18(a)	[1]	22,139,321	20,051,615
Due from customers on banker's acceptances		528,184	412,401
Total		S/ 166,986,750	S/ 163,947,270

[1]	In the normal course of their business, the Group’s banking Subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.